ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS - Schedule of wholly-owned subsidiaries of the company (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2022 CNY (¥)	Apr. 01, 2022
Wins Finance Group Limited ("WFG")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital	$ 30,000,100.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Full Shine Capital Resources Limited ("Full Shine")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital		$ 1.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Jinshang International Financial Leasing Co.,Ltd("Jingshang Leasing")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital	$ 180,000,000.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Dalian Ruikai Taifu Investment Management Co. LTD ("Ruikai Taifu")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | ¥			¥ 100,000,000.00
Ownership interest (as a percent)	60.00%	60.00%	60.00%
Zhongrui Xuikai Beijing Technology Co., Ltd ("Zhongrui Xuikai")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | ¥			¥ 28,000,000.00
Ownership interest (as a percent)	71.43%	71.43%	71.43%	71.43%